Income Tax - Schedule of Loss (Income) Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	$ 128,617	$ 83,274
Cayman
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	591	(189)
PRC
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	112,320	76,299
HK
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	4,983	3,109
US
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	10,336	4,047
AUST
Income Tax Disclosure [Line Items]
Loss (income) before income taxes	$ 387	$ 8